Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥) Segment	Feb. 28, 2026 USD ($) Segment	Feb. 28, 2025 CNY (¥) Segment	Feb. 29, 2024 CNY (¥) Segment	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2023 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 266,544,000		¥ 339,295,000	¥ 302,246,000	$ 38,867	$ 49,475	¥ 177,058,000
Foreign currency translation exchange rate	6.8579				6.8579
Cash and cash equivalents	¥ 136,181,000		210,771,000	180,198,000	$ 19,858
Provision for credit losses	2,235,000	$ 326	0	0
Unrealized holding gain (loss) in investments	2,438,000	356	2,022,000	3,910,000
Realized gain (loss) in investments	3,938,000	574	(3,062,000)	3,207,000
Impairment loss on long-term investments without readily determinable fair value	0		0	500,000
Impairment loss on intangible asset	0		0	0
Impairment loss of property and equipment recognized	0		0	3,674,000
Loss from goodwill impairment	0		0	0
Refund liability	840,000		1,039,000		123
Contract liabilities	30,134,000		27,941,000		4,394
Deferred revenue recognized	27,941,000		18,023,000	7,269,000	4,074
Advertising expenses	¥ 5,373,000	$ 783	7,129,000	4,417,000
Operating lease, option to extend	The Group’s leases have lease terms of up to eight years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.	The Group’s leases have lease terms of up to eight years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options.
Operating lease impairment	¥ 0		0	0
Income recognized from government subsidies	¥ 191,000	$ 28	¥ 1,413,000	¥ 728,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:BoardOfDirectorsChairmanMember, srt:ChiefExecutiveOfficerMember	srt:BoardOfDirectorsChairmanMember, srt:ChiefExecutiveOfficerMember
Number of operating segments | Segment	3	3	3	3
Restricted Cash Frozen in Relation to a Legal Case
Significant Accounting Policies [Line Items]
Restricted cash	¥ 0		¥ 496,000
Restricted Cash under Government Regulations
Significant Accounting Policies [Line Items]
Restricted cash	885,000		579,000		129
Restricted Cash as Guarantee Deposits for Long-term Borrowings
Significant Accounting Policies [Line Items]
Restricted cash	¥ 129,478,000		127,449,000		$ 18,880
Maximum
Significant Accounting Policies [Line Items]
Operating lease, lease term	12 months				12 months
Amount Due from Related Parties and Other Non-current Assets
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	¥ 3,784,000	$ 552	¥ 3,652,000
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	99.90%	99.90%	99.80%	99.30%
Percentage of assets accounted of audited consolidated assets	36.70%		33.60%		36.70%	33.60%
Percentage of liabilities accounted of audited consolidated liabilities	96.40%		95.80%		96.40%	95.80%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 102,112,000		¥ 103,875,000		$ 14,890